Related Party Transactions - Compensation Expense of Key Management Personnel (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation Expense of Key Management Personnel [Abstract]
Short-term employee benefits	€ 41	€ 39	€ 40
Post-employment benefits	10	10	9
Other long-term benefits	2	7	7
Termination benefits	32	3	0
Share-based payment	2	22	12
Total	€ 87	€ 81	€ 68